Label	Element	Value
Rareview 2x Bull Cryptocurrency & Precious Metals ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	40.10%
Rareview 2x Bull Cryptocurrency & Precious Metals ETF | SPDR Gold Shares [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.60%
Rareview 2x Bull Cryptocurrency & Precious Metals ETF | iShares Silver Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Rareview 2x Bull Cryptocurrency & Precious Metals ETF | iShares Ethereum Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Rareview 2x Bull Cryptocurrency & Precious Metals ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Rareview 2x Bull Cryptocurrency & Precious Metals ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	40.10%
Rareview 2x Bull Cryptocurrency & Precious Metals ETF | Total Return Swaps [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.60%
Rareview 2x Bull Cryptocurrency & Precious Metals ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	44.30%